Long-Term Debt and Bonds, Consolidated Balance Sheets Analyzes (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt and Bonds [Abstract]
Long-term debt	$ 316,117
Current [Abstract]
Current portion of long-term debt, net of deferred finance costs	22,924	$ 12,391
Non-current [Abstract]
Non-current portion of long-term debt, net of deferred finance costs	141,302	114,799
Non-current portion of long-term bond, net of deferred financing costs	145,808	95,142
Total Secured Debt [Member]
Long-Term Debt and Bonds [Abstract]
Less unamortized deferred financing costs	(1,891)	(1,493)
Total debt, net of deferred financing costs	164,226	127,190
Current [Abstract]
Less current portion of unamortized deferred finance costs	(416)	(283)
Current portion of long-term debt, net of deferred finance costs	22,924	12,391
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(1,475)	(1,210)
Non-current portion of long-term debt, net of deferred finance costs	141,302	114,799
Nordea Bank Secured Term Loan [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	10,834	12,500
Current [Abstract]
Current portion of long-term debt	2,032	3,333
Non-current [Abstract]
Non-current portion of long-term debt	8,802	9,167
Alpha Bank Secured Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	26,600	28,700
Current [Abstract]
Current portion of long-term debt	13,667	4,200
Non-current [Abstract]
Non-current portion of long-term debt	12,933	24,500
Huican Sale and Lease Back Financing [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	43,276	44,545
Current [Abstract]
Current portion of long-term debt	2,538	2,538
Non-current [Abstract]
Non-current portion of long-term debt	40,738	42,007
Kenzan Kaiun Sale and Lease Back Financing [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	41,647	42,938
Current [Abstract]
Current portion of long-term debt	2,603	2,603
Non-current [Abstract]
Non-current portion of long-term debt	39,044	40,335
Kowa Kaiun Sale and Lease Back Financing [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	43,760	0
Current [Abstract]
Current portion of long-term debt	2,500	0
Non-current [Abstract]
Non-current portion of long-term debt	41,260	0
Nordic Trustee Bond [Member]
Long-Term Debt and Bonds [Abstract]
Long-term debt	150,000	100,000
Less unamortized premiums and discounts	(1,054)	(3,000)
Less unamortized deferred financing costs	(3,138)	(1,858)
Total bonds, net of unamortized premiums, discounts and deferred financing costs	145,808	95,142
Current [Abstract]
Current portion of long-term debt	0	0
Less current portion of premiums and discounts	0	0
Less current portion of unamortized deferred finance costs	0	0
Current portion of long-term bond, net of deferred financing costs	0	0
Non-current [Abstract]
Non-current portion of long-term debt	150,000	100,000
Less non-current portion of unamortized premiums and discounts	(1,054)	(3,000)
Less non-current portion of unamortized deferred finance costs	(3,138)	(1,858)
Non-current portion of long-term bond, net of deferred financing costs	$ 145,808	$ 95,142